Share-Based Compensation - Schedule of Assumptions to Estimate Fair Value of Options Granted (Details) - Black-Scholes Option Pricing Model	12 Months Ended
Feb. 28, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average risk-free rate of interest	1.20%
Estimated volatility rate	53.00%
Dividend yield	0.00%
Life of options	10 years